POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 13, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014 AND TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2014

Important Notice Regarding Changes in the Investment Policies, Investment Objectives, Principal

Investment Strategies, Names, Ticker Symbols, Underlying Indexes, Management Fees and Expense

Caps of Certain Funds

At a meeting held on March 12, 2015, the Board of Trustees (the “Board”) of the PowerShares Exchange-Traded Fund Trust approved changes, effective as of the close of markets on May 22, 2015 (the “Effective Date”), to the investment objective, principal investment strategy, name and underlying index for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio (each, a “Fund” and collectively, the “Funds”). Additionally, at that meeting, the Board of the Trust approved changes to the ticker symbol and a reduction of the management fee and expense cap for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Mid Core Portfolio and PowerShares Fundamental Pure Small Core Portfolio (the “Core Portfolios”). Additionally, the Board of the Trust also approved the elimination of a non-fundamental policy for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio.

Therefore, on the Effective Date, the following changes will occur:

1.) Name Change. Each Fund’s name will change, as set forth in the table below:

Current Portfolio Name	New Portfolio Name
PowerShares Fundamental Pure Large Core Portfolio	PowerShares Russell Top 200 Equal Weight Portfolio

PowerShares Fundamental Pure Large Growth Portfolio	PowerShares Russell Top 200 Pure Growth Portfolio

PowerShares Fundamental Pure Large Value Portfolio	PowerShares Russell Top 200 Pure Value Portfolio

PowerShares Fundamental Pure Mid Core Portfolio	PowerShares Russell Midcap Equal Weight Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio	PowerShares Russell Midcap Pure Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio	PowerShares Russell Midcap Pure Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio	PowerShares Russell 2000 Equal Weight Portfolio

PowerShares Fundamental Pure Small Growth Portfolio	PowerShares Russell 2000 Pure Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio	PowerShares Russell 2000 Pure Value Portfolio

2.) Underlying Index Change. Frank Russell Company will replace Research Affiliates, LLC as the index provider for each Fund, and a new underlying index for each Fund (each, a “New Underlying Index”) will replace the existing underlying index for each Fund, as set forth in the table below:

Portfolio	Current Underlying Index	New Underlying Index
PowerShares Fundamental Pure Large Core Portfolio	RAFI® Fundamental Large Core Index	Russell Top 200 Equal Weight Index

PowerShares Fundamental Pure Large Growth Portfolio	RAFI® Fundamental Large Growth Index	Russell Top 200 Pure Growth Index

PowerShares Fundamental Pure Large Value Portfolio	RAFI® Fundamental Large Value Index	Russell Top 200 Pure Value Index

PowerShares Fundamental Pure Mid Core Portfolio	RAFI® Fundamental Mid Core Index	Russell Midcap Equal Weight Index

PowerShares Fundamental Pure Mid Growth Portfolio	RAFI® Fundamental Mid Growth Index	Russell Midcap Pure Growth Index

PowerShares Fundamental Pure Mid Value Portfolio	RAFI® Fundamental Mid Value Index	Russell Midcap Pure Value Index

PowerShares Fundamental Pure Small Core Portfolio	RAFI® Fundamental Small Core Index	Russell 2000 Equal Weight Index

PowerShares Fundamental Pure Small Growth Portfolio	RAFI® Fundamental Small Growth Index	Russell 2000 Pure Growth Index

PowerShares Fundamental Pure Small Value Portfolio	RAFI® Fundamental Small Value Index	Russell 2000 Pure Value Index

3.) Ticker Symbol Change. The ticker symbol for each of the Core Portfolios will change, as set forth in the table below:

Portfolio	Current Ticker Symbol	New Ticker Symbol
PowerShares Fundamental Pure Large Core Portfolio	PXLC	EQWL

PowerShares Fundamental Pure Mid Core Portfolio	PXMC	EQWM

PowerShares Fundamental Pure Small Core Portfolio	PXSC	EQWS

4.) Investment Objective Change. Each Fund’s investment objective will be to seek investment results that generally correspond (before fees and expenses) to the price and yield of its New Underlying Index.

5.) Principal Investment Strategy Change. Each Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the component securities that comprise its New Underlying Index.

6.) Non-Fundamental Investment Policy Change. In accordance with 1940 Act rules, each Fund previously had adopted a non-fundamental policy to invest at least 80% of the value of its total assets in certain types of securities suggested by the Fund’s name (e.g., small-, mid- or large-cap securities). That non-fundamental policy will be eliminated for each of PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio and PowerShares Fundamental Pure Small Value Portfolio.

7.) Management Fee and Expense Cap Change. Each Core Portfolio’s management fee will be reduced to 0.25% of its annual average daily net assets. Additionally, each Core Portfolio’s expense cap will be reduced, such that the operating expenses of each Core Portfolio will not exceed 0.25% of its average daily net assets.

Please Retain This Supplement for Future Reference.

P-PS-PRO-1&SAI-1 SUP-2 031315

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